CAPITAL LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2012
CAPITAL LEASE OBLIGATIONS
CAPITAL LEASE OBLIGATIONS
17. CAPITAL LEASE OBLIGATIONS

(a) Northern Shipping Fund LLC

In June 2011, the Company entered into an agreement with Northern Shipping Fund LLC for the sale and immediate bareboat leaseback of the Post-Panamax dry bulk vessel, the Newlead Endurance. The net proceeds for the sale were $26,600 and the bareboat leaseback charter period was seven years. NewLead retained call options to buy the vessel back during the lease period at pre-determined decreasing prices at the end of each of the seven years starting from the first year, with the last call option price at $26,500 at the end of the lease term. Moreover, a put option existed, which if exercised, would have required the Company to repurchase the vessel for approximately $26,500 at the end of the lease term. The call or put option price was to be paid in cash. On February 14, 2012, an amendment agreement was signed, eliminating the existing put option.

The Company concluded that it had retained substantially all of the benefits and risks associated with such vessel and has treated the transaction as a financing, resulting in an immediate loss of $208. On March 14, 2012, the Company received enforcement notices from Endurance Shipping LLC whereby, among other things, Endurance Shipping LLC exercised its rights to foreclose on the pledge of the shares of Curby Navigation Ltd., which secured the bareboat charter, and the vessel was delivered back to Northern Shipping Fund LLC. On March 31, 2012, the Company entered into a deed of release with Endurance Shipping LLC, the owner of the Newlead Endurance, pursuant to which the Company was unconditionally released from its guarantee under the bareboat charter for the Newlead Endurance, which had been chartered-in by Curby Navigation Ltd., and all its obligations and liabilities under the relevant finance lease documentation. In connection with the enforcement notices, the Company also received a termination notice in respect of the ship management agreement between Curby Navigation Ltd. and Newlead Bulkers S.A., which had been the manager of the Newlead Endurance. As of December 31, 2012, no outstanding balance on the lease debt remained. The loss on the transaction amounted to $5,645 and is included in Loss from discontinued operations.

(b) Lemissoler Maritime Company W.L.L.

In November 2010, the Company entered into an agreement with Lemissoler Maritime Company W.L.L. (“Lemissoler”) for the sale and immediate bareboat leaseback of four dry bulk vessels comprised of three Capesize vessels, the Brazil, the Australia, and the China, as well as the Panamax vessel Grand Rodosi. Total consideration for the sale was $86,800 and the bareboat leaseback charter period was eight years. NewLead retained call options to buy the vessels back during the lease period at pre-determined decreasing prices and was obligated to repurchase the vessels for approximately $40,000 at the end of the lease term. The repurchase obligation could be paid partially in cash and partially in common shares, at the Company’s option.

The Company concluded that it had retained substantially all of the benefits and risks associated with such vessels and has treated the transaction as a financing, resulting in an immediate loss of $2,728 (for those vessels where their fair value was below their carrying amount) and deferred gain of $10,540 (for those vessels where their fair values was above their carrying amount) which had been amortized over the life of each vessel. The unamortized portion of $9,083 as of December 31, 2011 was written off upon the redelivery of the vessels and is reported under discontinued operations. The amortization for the years ended December 31, 2011 and 2010 amounted to $1,316 and $141, respectively, and is reported under discontinued operations.

On January 31, 2012, February 7, 2012, February 11, 2012, and March 19, 2012, respectively, pursuant to various redelivery addendums to certain sale and leaseback agreements, the Company completed the redelivery of the four dry bulk vessels, the Australia, the Grand Rodosi, the China and the Brazil, to their owners which are affiliates of Lemissoler. On November 28, 2012, the Company entered into a settlement and standstill agreement (the “Settlement Agreement”) with Prime, which sets out the terms and conditions on which Lemissoler has agreed to the settlement of amounts outstanding and due to them from the Company pursuant to various agreements that had been entered into between the Company and Lemissoler (the “Lemissoler Indebtedness”) and a standstill and waiver of Lemissoler’s right to take action in respect of the Lemissoler Indebtedness and the failure of the Company to perform their respective obligations under such agreements, which includes, for the avoidance of doubt, any existing or future liabilities under agreements relating to the operation of vessels chartered or assigned to Lemissoler.

Pursuant to the Settlement Agreement: (a) the Lemissoler Indebtedness was settled by issuing (i) 109,351,314 common shares of the Company to Prime; and (ii) $50,000 aggregate principal amount of the Company’s 4.5% Senior Convertible Note due 2022 to Prime (the “4.5% Note”) with such terms as described below; and (b) all fees, costs and expenses incurred by Prime in connection with the transaction will be paid from the issuance of 487,805 common shares of the Company (covering $400 in fees) to Prime (with any shortfall from the sale of the common shares to be fully paid and settled by the Company, which may be satisfied by issuing further common shares of the Company to Prime). As of December 31, 2012, Prime received 109,351,314 common shares of the Company for the outstanding balance and 487,805 common shares of the Company for the fees, costs and expenses incurred by Prime and the Company issued to Prime the 4.5% Note (refer to Note 16). In addition, in connection with the Settlement Agreement, the Company entered into a registration rights agreement with Prime, pursuant to which NewLead is obligated to file a registration statement or registration statements covering the potential sale of the common shares of the Company issued to Prime and the shares of the Company’s common shares issuable upon conversion of the 4.5% Note. Prime may also request that the Company file a registration statement on Form F-3 if NewLead is entitled to use such form, or request that their purchased common shares be covered by a registration statement that the Company is otherwise filing (i.e., piggy-back registration). As a result of the agreement with Prime, the Company recorded an aggregate loss of $50,574, which is included in Loss from discontinued operations.

As of December 31, 2012, no outstanding balance remained on the lease debt. On January 30, 2013, the Company was formally released from all of its obligations and liabilities under the relevant finance lease documentation.